ACCOUNTS PAYABLE AND ACCRUED LIABILITIES - Reclamation provision (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Balance, beginning of year	$ 1,285,031	$ 1,411,293
Additions to reclamation provision	1,515,593	1,327,278
Change in estimate	26,784	2,687
Reclamation costs incurred	(401,030)	(1,456,227)
Balance, end of year	$ 2,426,378	$ 1,285,031